Schedule of financial liability (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loans and financing	R$ 11,265,416
Liquidity risk [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loans and financing	11,900,030	R$ 9,976,966
Leases	10,762,984	7,584,192
Suppliers	1,898,970	1,645,194
Suppliers factoring	22,733	5,297
Other liabilities		618,754
[custom:DerivativeFinancialLiabilities1-0]	1,023,700
Total	25,608,417	19,830,403
Liquidity risk [member] | Current [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loans and financing	478,566	2,120,462
Leases	1,209,215	647,850
Suppliers	1,820,056	1,612,536
Suppliers factoring	22,733	5,297
Other liabilities	455,251	287,275
Total	3,985,821	4,673,420
Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loans and financing	156,048	232,817
Leases	848,472	669,158
Total	1,004,520	901,975
Liquidity risk [member] | Later than one year and not later than five years [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loans and financing	10,373,517	6,804,167
Leases	5,159,608	4,763,614
Suppliers	78,914	32,658
Other liabilities	568,449	331,479
Total	16,180,488	11,931,918
Liquidity risk [member] | Later than five years and not later than ten years [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Loans and financing	891,899	819,520
Leases	3,545,689	1,503,570
Total	R$ 4,437,588	R$ 2,323,090